Employee Benefits, Amounts Recognized in Accumulated OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	6.75%	7.75%	5.25%	5.75%	7.42%
Expected return on plan assets			8.25%	8.25%	8.75%
Rate of compensation increase			0.00%	0.00%	4.00%
Pension benefits qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss			2,699	1,672
Net prior service credit			0	0
Net transition obligation			0	0
Translation adjustments			0	1
Total			2,699	1,673
Pension benefits non-qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss			137	113
Net prior service credit			0	0
Net transition obligation			0	0
Translation adjustments			0	0
Total			137	113
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss			61	135
Net prior service credit			(27)	(30)
Net transition obligation			1	1
Translation adjustments			0	0
Total			35	106
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate			5.25%	5.75%	6.75%
Expected return on plan assets			6.00%	8.25%	8.75%
Rate of compensation increase			0.00%	0.00%	0.00%